9. STOCKHOLDERS EQUITY (Details) (USD $)	12 Months Ended
Jun. 30, 2014
Shares of Common Stock	91,583,500
Range 1
Shares of Common Stock	331,969
Exercise Price per Share	$ 3.3
Latest Termination Date	Aug. 17, 2014
Range 2
Shares of Common Stock	50,000
Exercise Price per Share	$ 0.6
Latest Termination Date	Nov. 09, 2014
Range 3
Shares of Common Stock	50,000
Exercise Price per Share	$ 1
Latest Termination Date	Nov. 09, 2014
Range 4
Shares of Common Stock	100,000
Exercise Price per Share	$ 1.5
Latest Termination Date	Nov. 09, 2014
Range 5
Shares of Common Stock	575,000
Exercise Price per Share	$ 1
Latest Termination Date	Feb. 23, 2016
Range 6
Shares of Common Stock	2,000,000
Exercise Price per Share	$ 1
Latest Termination Date	Mar. 01, 2016
Range 7
Shares of Common Stock	21,000,000
Exercise Price per Share	$ 1
Latest Termination Date	Mar. 02, 2017
Range 8
Shares of Common Stock	31,988,151
Exercise Price per Share	$ 0.01
Latest Termination Date	Jul. 03, 2022
Range 9
Shares of Common Stock	35,488,380
Exercise Price per Share	$ 0.01
Latest Termination Date	Sep. 27, 2022